Fair Value Measurement (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2013 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2013 Estimate Of Fair Value, Fair Value Disclosure [Member] CNY	Jun. 30, 2012 Estimate Of Fair Value, Fair Value Disclosure [Member] CNY
ASSETS
Derivative financial instruments					0	0	3,176	17,274	0	0	3,176	17,274
Other investments					52,855	35,384	0	0	0	0	52,855	35,384
Total assets	596,550	3,661,256	5,231,595	8,044,125	52,855	35,384	3,176	17,274	0	0	56,031	52,658
Liabilities
Derivative financial instruments					0	0	14,681	8,780	0	0	14,681	8,780
Total liabilities	$ 393,447	2,414,732	2,648,491	5,399,042	0	0	14,681	8,780	0	0	14,681	8,780